Interest and Loan Related Income, Net - Summary of Interest and Loan Related Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Fee Income, Loans and Leases [Abstract]
Interest and loan related income, gross	$ 349,029	$ 322,165	$ 267,166
Amortization of loan origination costs	0	(31,940)	(38,968)
Interest and loan related income, net	$ 349,029	$ 290,225	$ 228,198